Interest Rate Swaps (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Interest Rate Swaps
Term of the interest rate swap agreements		3 years
Average fixed-rate interest (as a percent)	0.32%			0.32%
Notional amount	$ 237,900			$ 237,900
Amount accelerated into other comprehensive income to earnings	(3,184)		$ (7)	1,025	$ 578
Current portion of derivative assets	6,577			6,577		$ 307
Non-current portion of derivative assets	0			0		982
Gain (Loss) on Derivative Instruments [Member]
Interest Rate Swaps
Accelerated amount earnings included in statement of operations	2,100
Interest Expense [Member]
Interest Rate Swaps
Accelerated amount earnings included in statement of operations	600
Not designated as hedging instrument
Interest Rate Swaps
Current portion of derivative liabilities	4,617			4,617		53
Non-current portion of derivative liabilities						187
Cash flow hedge | Designated as hedging instrument
Interest Rate Swaps
Notional amount	73,600			73,600
Current portion of derivative liabilities	$ 1,961			$ 1,961		254
Non-current portion of derivative liabilities						$ 795